Investment in Joint Venture (Tables)	12 Months Ended
Jun. 30, 2025
Investment in Joint Venture [Abstract]
Schedule of Investment in Joint Venture
	30 June 2025 $	30 June 2024 $
Shares in Tanbreez Mining Greenland A/S	107,856,418	5,000,000
Investment in joint venture accounted for using the equity method	107,856,418	5,000,000
Movement in the carrying amount of the investment in joint venture
	30 June 2025 $	30 June 2024 $
Balance at beginning of year	5,000,000	-
Purchase of unlisted investments (i)	96,850,000	5,000,000
Cash investments	2,060,000	-
Invoices paid by the Company on behalf of the joint venture	3,244,440	-
Share of profits of joint venture recognised during the year	701,978	-
Investment in joint venture accounted for using the equity method	107,856,418	5,000,000

(i)	On 5 June 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages:

Schedule of Financial Information Based on Unaudited Accounts	Summarised financial information based on unaudited accounts
	30 June 2025 $	30 June 2024 $
Current assets	996,563	49
Non-current assets	36,097,737	29,404,748
Current liabilities	(33,568,680)	(27,827,175)
Equity	(3,525,620)	1,577,623
Group’s carrying amount of the investment	107,856,418	5,000,000

Schedule of Revenue and Other Income
	30 June 2025 $	30 June 2024 $
Revenue and other income	2,989,508	(5,431)
Depreciation	(154)	-
Profit before tax	1,671,378	(1,036,506)
Income tax expense	-	-
Profit/(loss) for the year	1,671,378	(1,036,506)
Total comprehensive income/(loss) for the year	-	-
Group’s share of profit for the year	701,979	-